Summary of Warrant Activity (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023
Equity [Abstract]
Number of warrants, outstanding beginning balance		903,320	[1]	24,697
Weighted average exercise price, beginning balance		$ 123.44	[1]	$ 3,761.14
Number of warrants, granted				888,210	[2]
Weighted average exercise price, granted	[2]			$ 27.11
Number of warrants, exercised		(213,800)	[3]	(20,347)	[4]
Weighted average exercise price, exercised		$ 12.50	[3]	$ 47.50	[4]
Number of warrants, forfeited				(959)
Weighted average exercise price, forfeited				$ 324.66
Number of warrants, repriced - old	[5]			(2,472)
Weighted average Repriced price	[5]			$ 4,025.00
Number of warrants, repriced - new	[5]			14,191
Weighted average repriced price	[5]			$ 700.00
Number of warrants, repriced - old two	[6]			(3,938)
Weighted average Repriced price two	[6]			$ 350.00
Number of warrants, repriced - new two	[6]			3,938
Weighted average repriced price new two	[6]			$ 57.75
Number of warrants, repriced - old three	[7]			(20,347)
Weighted average Repriced price three	[7]			$ 57.75
Number of warrants, repriced - new three	[7]			20,347
Weighted average repriced price new three	[7]			$ 47.50
Number of warrants, outstanding ending balance		689,520		903,320	[1]
Weighted average exercise price, ending balance		$ 157.92		$ 123.44	[1]
Weighted average remaining life in years, outstanding		3 years 8 months 1 day		3 years 2 months 12 days
Aggregate intrinsic value, ending balance
Number of warrants, exercisable ending balance		689,320		903,120
Weighted average exercise price, Exercisable		$ 157.46		$ 124.82
Weighted average remaining life in years, exercisable		3 years 8 months 1 day		3 years 3 months 18 days
Aggregate intrinsic value, exercisable

[1]	Warrants outstanding exclude
[2]	Warrants issued exclude 27,065 July Pre-Funded Warrants with an exercise price of $0.035 and 360,000 December 2023 Pre-Funded Warrants with an exercise price of $0.001.
[3]	Warrants exercised exclude
[4]	Warrants exercised exclude 27,065 July 2023 Pre-Funded Warrants exercised with an exercise price of $0.035 and 228,500 December 2023 Pre-Funded Warrants exercised with an exercise price of $0.001.
[5]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 2,472 shares of common stock to their floor price of $700.00 per share.
[6]	Warrants represent the reset of the exercise price of certain April 28, 2023 offering warrants to purchase 3,938 shares of common stock to a price of $57.75 per share.
[7]	Warrants represent the reset of the exercise price of certain July 26, 2023 offering warrants to purchase 20,347 shares of common stock to a price of $47.50 per share.